Report for the Calendar Quarter Ended: December 31, 2000

Check Here If Amendment [  ]; Amendment No.:

This Amendment (Check Only One ):	[  ] Is a Restatement.
					  	 [  ] Adds New Holdings Entries

Institutional Investment Manager Filing This Report:

Name:		Fulton Breakefield Broenniman, LLC
Address:	4326 Montgomery Avenue
		Bethesda, Maryland 20814

13 F. Filer Number:028-05863

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Persons signing this report on behalf of the reporting manager:

Name:	Fred Cornelius
Title:	Compliance Officer
Phone:	301 - 657 - 8870
Signature, Place, and Date of Signing:

	Fred Cornelius	Bethesda, Maryland	February 5, 2000

Report Type: (Check Only One):

[ X  ]	13F Holdings Report

[  ]		13F Notice

[  ]		13F 	Combination Report

Form 13 F Summary Page

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	93

Form 13F Information Table Total:	$206,172,000

List of Other Included Managers:	n/a

                                      Market
                   Class              Value
Security           Title   Cusip      ($000)  Quantitysh/p(a) Sole
------------------------------------  -----------------------------
AES Corporation    com     00130H105      2427       43830Sole
AOL Time Warner Inccom     02364J104      9537      274066Sole
Abbot Laboratories com     002824100       222        4586Sole
Agilent            com     00846U101       547        9997Sole
Amazon Com Inc.    com     023135106       381       24480Sole
American Express   com     025816109      4983       90712Sole
American Power Convcom     029066107       191       15395Sole
Amgen Inc          com     031162100      8942      139853Sole
Applera Applied Biocom     69332s102       975       10369Sole
Applied Materials Icom     038222105      2365       61938Sole
BP Amoco PLC ADR   com     031904006      1627       33976Sole
Bank of America Corcom     060505104       287        6264Sole
Baxter Internationacom     071813109       354        4010Sole
BellSouth Corp     com     079860102       481       11752Sole
Bristol Myers      com     110122108      4241       57366Sole
Cisco Systems Inc  com     17275R102      8539      223230Sole
Citigroup          com     173034109     13829      270830Sole
Clorox             com     189054109       555       15647Sole
Coca Cola          com     191216100      1691       27747Sole
Colgate Palmolive  com     194162103       652       10107Sole
Corning Inc        com     219350105      4177       79098Sole
Cragar Industries  com     224137109        38       15069Sole
Disney (Walt)      com     254687106       965       33338Sole
DuPont EI deNemourscom     263534109       307        6354Sole
Duke Energy Corporacom     264399106       260        3055Sole
EMC Corporation    com     268648102      5280       79396Sole
Ebay               com     278642103       859       26036Sole
Electronic Arts    com     285512109       498       11686Sole
Eli Lilly          com     532457108       392        4212Sole
Enron Corp         com     293561106      7344       88353Sole
Exxon Mobil Corp   com     302290101      5382       61907Sole
Fedex Corporation  com     313309106      2320       58063Sole
First Data Corporatcom     319963104      1240       23537Sole
Gemstar TV Guide   com     36866w106       841       18234Sole
General Electric   com     369604103      7261      151458Sole
General Mills Inc. com     370334104       207        4640Sole
Guidant Corp       com     401698105       307        5699Sole
Halliburton Co.    com     406216101       225        6205Sole
Hewlett Packard    com     428236103      2382       75470Sole
Home Depot         com     437076102       904       19783Sole
Household Internaticom     441815107       246        4464Sole
Hughes Electronics com     370442501      5556      241565Sole
Human Genome       com     444903108       241        3482Sole
I 2 Technology     com     465754109       683       12559Sole
Inktomi            com     457277101       324       18116Sole
Intel Corporation  com     458140100     11262      374621Sole
International Busincom     459200101      1050       12354Sole
JDS Uniphase Corp. com     46612j101       279        6703Sole
Jefferson-Pilot Corcom     475070108       328        4389Sole
Johnson & Johnson  com     478160104       629        5988Sole
Kon Philips Electrocom     500472303       707       19496Sole
Lucent Technologiescom     549463107      1353      100223Sole
Marriott Internatiocom     571900109       459       10856Sole
Medimmune Inc.     com     584699102       218        4581Sole
Medtronic Inc.     com     585055106      1213       20094Sole
Mellon Financial   com     585509102       221        4485Sole
Merck & Company    com     589331107      6269       66960Sole
Microsoft Corp     com     594918104      8204      189149Sole
Minnesota Mining Macom     604059105      2132       17693Sole
National Commerce Bcom     635449101       249       10050Sole
Network Appliance  com     64120L104       733       11417Sole
Nokia Corporation  com     654902204      4477      102920Sole
Nortel Networks    com     665815106      1317       41078Sole
Oracle Corp.       com     68389X105       267        9198Sole
Pepisco Inc.       com     713448108       298        6013Sole
Pfizer             com     717081103      3352       72876Sole
Providian Financialcom     74406a102       936       16276Sole
QUALCOMM Inc       com     747525103     12334      150076Sole
Qwest Communicationcom     749121109       549       13401Sole
Research in Motion com     760975102       220        2756Sole
Reuters Holding ADRcom     761324201       238        2412Sole
Rouse Company      com     779273101       477       18725Sole
Royal Dutch        com     780257705      1266       20898Sole
SBC Communications com     78387G103      1158       24244Sole
Schlumberger Limitecom     806857108       340        4251Sole
Schwab (Chas) Corpocom     808513105      8274      291581Sole
Siebel Systems, Inccom     826170102       231        3415Sole
Sony Corp ADR      com     835699307      2426       34912Sole
Sun Microsystems   com     866810104      2242       80427Sole
Symbol Technology  com     871508107      1432       39773Sole
Texas Instrument   com     882508104      2603       54948Sole
Tiffany & Co.      com     886547108      1273       40258Sole
Time Warner Inc.   com     887315109       640       12260Sole
Tyco International com     902120104      1275       22974Sole
Tycom Systems Inc. com                       0       50000Sole
USA Asset Auctions com                      75       30000Sole
United Technologiescom     913017109       203        2588Sole
Verizon (merger Belcom     92343v104      2030       40491Sole
Viacom Inc. Non votcom     925524308      2384       50986Sole
Vodafone Group     com     98257T107      1035       28890Sole
Wal Mart Stores Inccom     931142103      2823       53133Sole
Wells Fargo        com     949740104      2106       37818Sole
Williams Cos       com     969457100       788       19738Sole
Yahoo Inc.         com     984332106       728       24206Sole

